Schedule of Investments ─ NYLI MacKay Securitized Income ETF

January 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 96.3%
Collateralized Mortgage Obligations — 15.6%

Mortgage Securities — 15.6%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.575%, due 7/25/45(a)(b)	$34,856	$27,967
Alternative Loan Trust
Series 2005-IM1 A1, 5.025%, (TSFR1M + 0.71%), due 1/25/36(b)	141,976	126,686
Banc of America Alternative Loan Trust
Series 2005-11 1CB5, 5.500%, due 12/25/35	40,954	35,470
Banc of America Funding Trust
Series 2006-I 6A1, 4.793%, (TSFR1M + 0.49%), due 12/20/46(b)	36,288	32,109
Banc of America Mortgage Trust
Series 2005-A 2A3, 5.011%, due 2/25/35(a)(b)	16,855	16,225
Chase Mortgage Finance Trust
Series 2005-S3 A14, 5.500%, due 11/25/35	50,102	35,600
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2, 4.675%, (TSFR1M + 0.36%), due 1/25/36(b)	26,359	24,602
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.025%, (TSFR1M + 0.71%), due 5/25/35(b)	69,971	60,649
CIM Trust
Series 2021-J2 AIOS, 0.210%, due 4/25/51(a)(b)(c)	1,587,674	20,181
Series 2021-J3 A31, 2.500%, due 6/25/51(a)(b)	118,375	94,164
Connecticut Avenue Securities Trust
Series 2020-R02 2B1, 7.465%, (SOFR30A + 3.11%), due 1/25/40(b)	915,000	937,591
Series 2020-SBT1 1B1, 11.215%, (SOFR30A + 6.86%), due 2/25/40(b)	715,000	773,165
Series 2020-SBT1 1M2, 8.115%, (SOFR30A + 3.76%), due 2/25/40(b)	205,000	215,608
Series 2020-SBT1 2B1, 11.065%, (SOFR30A + 6.71%), due 2/25/40(b)	775,000	829,217
Series 2020-SBT1 2M2, 8.115%, (SOFR30A + 3.76%), due 2/25/40(b)	620,000	649,450
Series 2022-R03 1B2, 14.201%, (SOFR30A + 9.85%), due 3/25/42(b)	550,000	628,620
Series 2022-R05 2B2, 11.351%, (SOFR30A + 7.00%), due 4/25/42(b)	630,000	691,822
Series 2022-R08 1B1, 9.951%, (SOFR30A + 5.60%), due 7/25/42(b)	95,000	103,818
Series 2024-R02 1B1, 6.851%, (SOFR30A + 2.50%), due 2/25/44(b)	65,000	66,756
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	133,686	117,896
Series 2021-NQM4 A2, 1.409%, due 5/25/66(a)(b)	84,778	71,556
CSMC Trust
Series 2017-RPL1 B3, 2.970%, due 7/25/57(a)(b)	945,000	488,686
Fannie Mae REMICS
Series 2020-23 PS, 1.580%, (SOFR30A + 5.94%), due 2/25/50(b)(c)	71,025	8,045
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2021-85 BI, 3.000%, due 12/25/51(c)	$108,470	$18,177
Series 2021-91 HI, 3.000%, due 1/25/52(c)	109,260	13,245
Flagstar Mortgage Trust
Series 2021-6INV A18, 2.500%, due 8/25/51(a)(b)	148,401	118,048
Series 2021-9INV A7, 2.500%, due 9/25/41(a)(b)	1,138,728	994,065
Freddie Mac REMICS
Series 2021-5094 IP, 3.000%, due 4/25/51(c)	520,210	84,217
Series 2021-5152 BI, 3.000%, due 7/25/50(c)	90,198	15,384
Series 2022-5205 KI, 3.000%, due 12/25/48(c)	65,838	7,498
Galton Funding Mortgage Trust
Series 2018-2 A51, 4.500%, due 10/25/58(a)(b)	35,526	33,584
Government National Mortgage Association
Series 2020-149 IQ, 2.500%, due 10/20/50(c)	143,738	19,145
Series 2020-166 IC, 2.000%, due 11/20/50(c)	65,881	6,439
Series 2020-183 HT, 1.397%, (SOFR30A + 5.77%), due 12/20/50(b)(c)	124,394	14,082
Series 2020-188 GI, 2.000%, due 12/20/50(c)	1,074,739	128,674
Series 2020-188 IO, 2.000%, due 12/20/50(c)	94,829	10,343
Series 2020-189 NS, 1.887%, (TSFR1M + 6.19%), due 12/20/50(b)(c)	129,429	18,168
Series 2020-96 CS, 1.687%, (TSFR1M + 5.99%), due 8/20/49(b)(c)	241,209	27,230
Series 2021-177 IM, 3.000%, due 10/20/51(c)	103,095	15,749
Series 2021-30 HI, 2.000%, due 2/20/51(c)	202,660	19,978
Series 2021-44 IQ, 3.000%, due 3/20/51(c)	655,563	103,367
Series 2021-50 KI, 2.500%, due 1/20/48(c)	185,953	17,128
Series 2021-56 FE, 2.500%, (SOFR30A + 0.20%), due 10/20/50(b)(c)	130,643	15,815
Series 2021-96 NS, 1.887%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	135,402	17,496
Series 2021-96 SN, 1.887%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	164,833	18,547
Series 2021-97 SD, (SOFR30A + 2.60%), due 6/20/51(b)(c)	389,769	2,830
Series 2022-182 IO, 3.000%, due 10/20/45(c)	326,928	46,209
Series 2022-190 HS, 1.637%, (TSFR1M + 5.94%), due 2/20/50(b)(c)	336,039	38,296
Series 2022-207 IO, 3.000%, due 8/20/51(c)	81,078	13,848
Series 2023-37 IB, 2.500%, due 10/20/50(c)	675,195	89,361
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1, 3.500%, due 5/25/50(a)(b)	325,796	286,532

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4, 2.500%, due 9/25/52(a)(b)	$1,664,410	$1,335,638
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.853%, (TSFR1M + 0.55%), due 5/19/35(b)	70,180	67,915
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A, 4.905%, (TSFR1M + 0.59%), due 7/25/35(b)	74,068	67,042
J.P. Morgan Mortgage Trust
Series 2019-8 A11, 5.275%, (TSFR1M + 0.96%), due 3/25/50(b)	12,531	11,888
Series 2021-11 A3, 2.500%, due 1/25/52(a)(b)	1,449,888	1,163,490
Series 2021-12 A3, 2.500%, due 2/25/52(a)(b)	2,648,177	2,126,404
Series 2022-1 A3, 2.500%, due 7/25/52(a)(b)	783,622	628,205
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	747,947	750,212
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19, 2.500%, due 4/25/51(a)(b)	111,812	88,943
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1, 5.776%, due 12/25/29(a)(b)	68,701	59,405
Mill City Mortgage Loan Trust
Series 2018-4 B4, 2.376%, due 4/25/66(a)(b)	414,516	253,834
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10, 9.965%, (SOFR30A + 5.61%), due 10/25/49(b)	435,000	441,693
Series 2023-01 M10, 10.851%, (SOFR30A + 6.50%), due 11/25/53(b)	560,000	627,836
Series 2024-01 B1, 11.101%, (SOFR30A + 6.75%), due 7/25/54(b)	400,000	429,271
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	37,064	33,990
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	85,948	68,369
Provident Funding Mortgage Trust
Series 2021-INV1 B2, 2.780%, due 8/25/51(a)(b)	612,556	493,346
RALI Trust
Series 2005-QO3 A1, 5.225%, (TSFR1M + 0.91%), due 10/25/45(b)	92,969	67,082
Series 2007-QO3 A1, 4.745%, (TSFR1M + 0.43%), due 3/25/47(b)	86,946	78,839
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	4,464,261	3,576,181
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.164%, due 6/25/51(a)(b)(c)	5,051,879	48,956
Series 2023-2 B2, 5.020%, due 3/25/53(a)(b)	430,163	390,554
STACR Trust
Series 2018-HRP1 B2, 16.215%, (SOFR30A + 11.86%), due 5/25/43(b)	648,255	788,837
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2018-HRP2 B2, 14.965%, (SOFR30A + 10.61%), due 2/25/47(b)	$555,000	$676,827
Thornburg Mortgage Securities Trust
Series 2004-3 A, 5.165%, (TSFR1M + 0.85%), due 9/25/34(b)	87,338	80,369
Towd Point Mortgage Trust
Series 2017-4 B5, 3.669%, due 6/25/57(a)(b)	249,771	159,413
Series 2018-2 B5, 1.880%, due 3/25/58(a)(b)	1,202,388	520,657
Series 2019-1 B2, 3.772%, due 3/25/58(a)(b)	815,000	634,187
Series 2024-CES6 A2, 6.002%, due 11/25/64	265,000	266,084
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A, 5.946%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(b)	22,982	21,782
Series 2004-AR12 A2B, 5.345%, (TSFR1M + 1.03%), due 10/25/44(b)	56,971	55,032
Series 2004-AR8 A1, 5.265%, (TSFR1M + 0.95%), due 6/25/44(b)	88,485	85,885
Series 2005-AR16 1A1, 4.743%, due 12/25/35(a)(b)	67,253	60,764
Series 2005-AR6 2A1A, 4.885%, (TSFR1M + 0.57%), due 4/25/45(b)	60,184	60,435
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3, 4.835%, (TSFR1M + 0.52%), due 10/25/35(b)	34,199	32,096
		24,500,799
Total Collateralized Mortgage Obligations
(Cost $24,500,639)		24,500,799

Commercial Asset-Backed Securities — 13.5%

Asset Backed Securities — 13.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	719,873	721,356
AmeriCredit Automobile Receivables Trust
Series 2021-1 C, 0.890%, due 10/19/26	17,548	17,421
Ares Direct Lending CLO 3 LLC
Series 2024-3A A2, 6.190%, (TSFR3M + 1.75%), due 1/20/37(b)	250,000	250,537
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D, 7.101%, (SOFR30A + 2.75%), due 6/25/47(b)	63,960	65,352
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	890,000	945,336
Series 2024-1 C, 5.650%, due 4/16/29	250,000	253,053
Series 2024-1 D, 6.030%, due 11/15/29	780,000	792,654
Carmax Auto Owner Trust
Series 2024-3 C, 5.280%, due 3/15/30	485,000	488,419
CarMax Auto Owner Trust
Series 2024-1 C, 5.470%, due 8/15/29	80,000	81,064
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	396,128	359,758
Series 2020-1 B1, 2.280%, due 7/15/60	422,742	411,877
Series 2021-1A B1, 1.980%, due 3/15/61	438,238	410,378

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Drive Auto Receivables Trust
Series 2024-1 C, 5.430%, due 11/17/31	$75,000	$75,459
Series 2024-2 D, 4.940%, due 5/17/32	705,000	696,548
DT Auto Owner Trust
Series 2021-2A E, 2.970%, due 7/17/28	1,300,000	1,281,647
Series 2021-4A D, 1.990%, due 9/15/27	450,000	438,998
Evergreen Credit Card Trust, (Canada)
Series 2025-CRT5 C, 5.530%, due 5/15/29	390,000	390,828
Exeter Automobile Receivables Trust
Series 2022-1A E, 5.020%, due 10/15/29	135,000	131,758
Series 2022-2A E, 6.340%, due 10/15/29	420,000	417,812
Series 2022-3A E, 9.090%, due 1/15/30	375,000	375,286
Series 2022-5A E, 10.450%, due 4/15/30	735,000	786,248
Series 2023-2A D, 6.320%, due 8/15/29	75,000	76,682
First Investors Auto Owner Trust
Series 2023-1A D, 7.740%, due 1/15/31	285,000	300,677
Flagship Credit Auto Trust
Series 2020-1 D, 2.480%, due 3/16/26	20,132	20,076
Series 2020-3 D, 2.500%, due 9/15/26	75,802	75,239
Series 2021-1 D, 1.270%, due 3/15/27	180,000	175,587
Series 2021-2 D, 1.590%, due 6/15/27	100,000	96,116
Series 2021-2 E, 3.160%, due 9/15/28	410,000	388,515
Series 2021-3 D, 1.650%, due 9/15/27	514,000	486,800
Series 2021-3 E, 3.320%, due 12/15/28	650,000	590,277
Series 2021-4 C, 1.960%, due 12/15/27	40,000	39,133
Series 2022-1 D, 3.640%, due 3/15/28	335,000	321,760
Series 2022-2 D, 5.800%, due 4/17/28	615,000	572,730
Series 2024-1 C, 5.790%, due 2/15/30	345,000	349,634
Series 2024-1 D, 6.300%, due 4/15/30	900,000	908,679
Ford Credit Auto Owner Trust
Series 2021-2 C, 2.110%, due 5/15/34	100,000	94,833
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR, 5.863%, (TSFR3M + 1.57%), due 1/21/37(b)	300,000	301,384
GLS Auto Receivables Issuer Trust
Series 2024-2A D, 6.190%, due 2/15/30	700,000	713,390
Series 2024-3A D, 5.530%, due 2/18/31	340,000	341,508
GM Financial Revolving Receivables Trust
Series 2021-1 A, 1.170%, due 6/12/34	70,000	66,305
GMF Floorplan Owner Revolving Trust
Series 2023-2 A, 5.340%, due 6/15/30	100,000	102,110
Hilton Grand Vacations Trust
Series 2019-AA B, 2.540%, due 7/25/33	31,664	30,915
Huntington Bank Auto Credit-Linked Notes
Series 2024-1 D, 9.623%, (SOFR30A + 5.25%), due 5/20/32(b)	440,664	451,510
Hyundai Auto Receivables Trust
Series 2024-B C, 5.290%, due 10/15/31	210,000	210,917
LAD Auto Receivables Trust
Series 2024-1A D, 6.150%, due 6/16/31	100,000	101,317
Series 2024-2A D, 6.370%, due 10/15/31	430,000	437,963
Series 2024-3A D, 5.180%, due 2/17/32	565,000	561,540
Long Beach Mortgage Loan Trust
Series 2004-3 M1, 5.280%, (TSFR1M + 0.97%), due 7/25/34(b)	108,395	104,732
Navient Private Education Refi Loan Trust
Series 2021-A A, 0.840%, due 5/15/69	29,340	26,492
Series 2021-BA A, 0.940%, due 7/15/69	59,796	53,662
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	495,000	457,771
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Series 2021-1 B1, 2.410%, due 10/20/61	$525,000	$474,007
Owl Rock CLO XX LLC
Series 2024-20A C, 6.649%, (TSFR3M + 2.10%), due 10/24/34(b)	250,000	249,971
Silver Point Scf CLO I Ltd., (Cayman Islands)
Series 2021-1A A2R, 6.252%, (TSFR3M + 1.95%), due 10/15/36(b)	250,000	253,004
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,436,438	162,901
Structured Asset Investment Loan Trust
Series 2004-8 A6, 5.225%, (TSFR1M + 0.91%), due 9/25/34(b)	105,502	100,069
Subway Funding LLC
Series 2024-1A A23, 6.505%, due 7/30/54	788,025	811,406
Toyota Auto Loan Extended Note Trust
Series 2023-1A A, 4.930%, due 6/25/36	100,000	100,859
Wendy’s Funding LLC
Series 2021-1A A2II, 2.775%, due 6/15/51	96,500	82,831
Westlake Automobile Receivables Trust
Series 2024-1A C, 5.650%, due 2/15/29	100,000	101,159
Series 2024-3A D, 5.210%, due 4/15/30	400,000	399,127
Zayo Issuer LLC
Series 2025-1A B, 6.088%, due 3/20/55	470,000	470,000
		21,055,377
Total Commercial Asset-Backed Securities
(Cost $20,832,925)		21,055,377

Commercial Mortgage-Backed Securities — 18.9%

Mortgage Securities — 18.9%
Alen Mortgage Trust
Series 2021-ACEN A, 5.571%, (TSFR1M + 1.26%), due 4/15/34(b)	415,000	397,362
Ashford Hospitality Trust
Series 2018-KEYS C, 6.454%, (TSFR1M + 2.15%), due 6/15/35(b)	100,000	99,255
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR ANM, 3.112%, due 11/5/32	470,000	437,100
Bank
Series 2019-BN19 B, 3.647%, due 8/15/61	80,000	67,911
Series 2019-BN19 C, 4.031%, due 8/15/61(a)(b)	985,000	788,365
BANK
Series 2017-BNK4 C, 4.372%, due 5/15/50(a)(b)	90,000	76,938
Series 2017-BNK6 D, 3.100%, due 7/15/60	470,000	381,089
Series 2017-BNK7 C, 3.982%, due 9/15/60(a)(b)	440,000	381,382
Series 2019-BN20 C, 3.654%, due 9/15/62(a)(b)	100,000	76,039
Series 2020-BN25 D, 2.500%, due 1/15/63	395,000	288,002

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2021-BN35 AS, 2.457%, due 6/15/64	$1,360,000	$1,134,117
Series 2022-BNK39 AS, 3.181%, due 2/15/55	705,000	605,423
Series 2023-BNK46 A4, 5.745%, due 8/15/56	810,000	839,815
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	700,000	619,095
Bayview Commercial Asset Trust
Series 2007-1 A1, 4.755%, (TSFR1M + 0.44%), due 3/25/37(b)	47,603	44,845
BBCMS Mortgage Trust
Series 2018-TALL A, 5.226%, (TSFR1M + 0.92%), due 3/15/37(b)	475,000	457,128
Series 2018-TALL C, 5.625%, (TSFR1M + 1.32%), due 3/15/37(b)	325,000	292,500
Series 2022-C16 D, 2.500%, due 6/15/55(a)(b)	815,000	503,433
Series 2024-C24 AS, 5.867%, due 2/15/57	70,000	71,680
Benchmark Mortgage Trust
Series 2018-B1 C, 4.204%, due 1/15/51(a)(b)	814,000	701,364
Series 2018-B6 D, 3.088%, due 10/10/51(a)(b)	605,000	459,030
Series 2019-B11 A5, 3.542%, due 5/15/52	225,000	210,041
Series 2019-B14 C, 3.768%, due 12/15/62(a)(b)	585,000	452,907
Series 2019-B15 C, 3.715%, due 12/15/72(a)(b)	70,000	54,698
Series 2020-B16 D, 2.500%, due 2/15/53	545,000	394,237
Series 2020-B17 C, 3.371%, due 3/15/53(a)(b)	910,000	675,661
BF Mortgage Trust
Series 2019-NYT E, 7.104%, (TSFR1M + 2.80%), due 12/15/35(b)	465,000	415,478
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(b)	450,000	387,652
BWAY Mortgage Trust
Series 2013-1515 C, 3.446%, due 3/10/33	285,000	260,980
BX Commercial Mortgage Trust
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(b)	100,000	88,963
Series 2022-CSMO D, 8.644%, (TSFR1M + 4.34%), due 6/15/27(b)	100,000	100,750
Series 2024-BRBK D, 10.276%, (TSFR1M + 5.97%), due 10/15/41(b)	275,000	277,062
BX Trust
Series 2019-OC11 D, 3.944%, due 12/9/41(a)(b)	500,000	456,552
Series 2021-RISE C, 5.870%, (TSFR1M + 1.56%), due 11/15/36(b)	84,533	84,110
Series 2024-BIO C, 6.946%, (TSFR1M + 2.64%), due 2/15/41(b)	575,000	567,816
CAMB Commercial Mortgage Trust
Series 2021-CX2 D, 2.771%, due 11/10/46(a)(b)	600,000	450,109
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	$495,000	$450,600
Citigroup Commercial Mortgage Trust
Series 2015-GC29 AS, 3.457%, due 4/10/48	300,000	296,087
Series 2018-B2 D, 3.146%, due 3/10/51(a)(b)	1,070,000	791,768
COMM Mortgage Trust
Series 2014-CR15 D, 3.971%, due 2/10/47(a)(b)	162,000	148,247
Series 2014-UBS2 D, 4.753%, due 3/10/47(a)(b)	226,833	169,898
Series 2014-UBS4 A5, 3.694%, due 8/10/47	6,155	6,070
Series 2015-CR22 C, 4.062%, due 3/10/48(a)(b)	520,000	456,967
Series 2016-DC2 C, 4.656%, due 2/10/49(a)(b)	395,000	383,095
Series 2016-DC2 D, 3.906%, due 2/10/49(a)(b)	760,000	694,976
CONE Trust
Series 2024-DFW1 E, 8.190%, (TSFR1M + 3.89%), due 8/15/41(b)	500,000	499,375
CSAIL Commercial Mortgage Trust
Series 2015-C1 C, 4.018%, due 4/15/50(a)(b)	233,000	210,659
Series 2016-C6 D, 4.917%, due 1/15/49(a)(b)	100,000	81,735
Series 2018-C14 C, 4.877%, due 11/15/51(a)(b)	260,000	231,616
CSMC Trust
Series 2020-WEST A, 3.040%, due 2/15/35	160,000	127,878
DBJPM Mortgage Trust
Series 2016-C1 C, 3.316%, due 5/10/49(a)(b)	60,000	52,848
Freddie Mac Mscr Trust
Series 2024-MN8 M2, 8.601%, (SOFR30A + 4.25%), due 5/25/44(b)	430,000	446,476
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1, 10.349%, (SOFR30A + 6.00%), due 10/25/44(b)	405,000	409,162
Grace Trust
Series 2020-GRCE A, 2.347%, due 12/10/40	452,000	383,154
GS Mortgage Securities Trust
Series 2015-GC30 D, 3.384%, due 5/10/50	395,000	306,578
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D, 7.495%, (TSFR1M + 3.19%), due 5/15/37(b)	100,000	99,375
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 C, 3.424%, due 8/15/49(a)(b)	810,000	706,686
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 AS, 4.290%, due 3/10/52	115,000	104,752

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B, 4.009%, due 3/15/50(a)(b)	$855,000	$720,321
Series 2017-C7 D, 3.000%, SOFR, due 10/15/50	100,000	78,640
LSTAR Commercial Mortgage Trust
Series 2017-5 D, 4.667%, due 3/10/50(a)(b)	440,000	358,465
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16 D, 4.738%, due 6/15/47(a)(b)	690,000	484,725
Series 2015-C22 AS, 3.561%, due 4/15/48	110,000	106,746
Morgan Stanley Capital I Trust
Series 2014-150E C, 4.295%, due 9/9/32(a)(b)	300,000	201,830
Series 2016-UBS9 C, 4.593%, due 3/15/49(a)(b)	500,000	448,503
Series 2018-H3 D, 3.000%, due 7/15/51	135,000	112,574
Series 2022-L8 AS, 3.793%, due 4/15/55(a)(b)	100,000	89,150
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	75,000	79,801
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 11.965%, (SOFR30A + 7.61%), due 3/25/50(b)	115,000	120,089
Natixis Commercial Mortgage Securities Trust
Series 2021-APPL A, 5.521%, (TSFR1M + 1.21%), due 8/15/38(b)	100,000	95,535
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	790,000	833,944
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.949%, due 3/15/51(a)(b)	330,000	260,561
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B, 3.649%, due 3/10/46(a)(b)	490,061	455,403
Wells Fargo Commercial Mortgage Trust
Series 2015-P2 D, 3.241%, due 12/15/48	100,000	91,881
Series 2016-NXS5 D, 4.974%, due 1/15/59(a)(b)	469,000	390,744
Series 2016-NXS6 D, 3.059%, due 11/15/49	555,000	482,136
Series 2017-C38 C, 3.903%, due 7/15/50(a)(b)	320,000	290,111
Series 2017-C40 D, 2.700%, due 10/15/50	670,000	551,126
Series 2018-C44 D, 3.000%, due 5/15/51	710,000	543,273
Series 2019-C50 C, 4.345%, due 5/15/52	75,000	67,318
Series 2019-C51 AS, 3.584%, due 6/15/52	116,000	104,585
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	445,000	380,530
Series 2022-ONL E, 4.928%, due 12/15/39(a)(b)	350,000	296,495
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2024-1CHI E, 7.827%, due 7/15/35(a)(b)	$425,000	$429,333
WFRBS Commercial Mortgage Trust
Series 2013-C13 D, 3.967%, due 5/15/45(a)(b)	610,375	539,477
WP Glimcher Mall Trust
Series 2015-WPG C, 3.516%, due 6/5/35(a)(b)	450,000	401,625
		29,671,812
Total Commercial Mortgage-Backed Securities
(Cost $29,018,514)		29,671,812

U.S. Government & Federal Agencies — 48.3%

Mortgage Securities — 48.3%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	181,322	17,291
Series 2023-438 C34, 6.000%, due 8/25/53(c)	825,675	202,942
Series 2024-440 C46, 4.000%, due 10/25/53(c)	1,397,174	306,085
Fannie Mae Pool
Series 2018-BK4772, 4.000%, due 8/1/48	24,144	22,372
Series 2018-BN0340, 4.500%, due 12/1/48	13,261	12,650
Series 2018-CA2056, 4.500%, due 7/1/48	59,054	56,392
Series 2018-CA2960, 4.500%, due 1/1/49	30,431	29,028
Series 2020-FM3129, 3.000%, due 5/1/50	90,160	77,704
Series 2020-FM3889, 3.000%, due 7/1/50	29,075	25,071
Series 2020-FM5299, 3.500%, due 11/1/50	23,377	20,766
Series 2021-FM7418, 2.500%, due 6/1/51	139,618	116,211
Series 2021-FM7685, 3.000%, due 6/1/51	105,865	90,507
Series 2021-MA4438, 2.500%, due 10/1/51	3,774,634	3,088,698
Series 2021-MA4492, 2.000%, due 12/1/51	3,396,784	2,655,295
Series 2022-BU1417, 3.000%, due 1/1/52	103,716	88,489
Series 2022-MA4624, 3.000%, due 6/1/52	4,355,128	3,706,244
Series 2022-MA4626, 4.000%, due 6/1/52	2,228,055	2,041,744
Series 2022-MA4806, 5.000%, due 11/1/52	444,183	430,248
Series 2023-FS3603, 5.500%, due 8/1/53	49,075	48,814
Series 2023-FS3904, 5.000%, due 3/1/53	23,858	23,096
Series 2023-FS5641, 6.000%, due 8/1/53	105,572	107,031
Series 2023-FS5758, 6.000%, due 9/1/53	58,508	59,374

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2023-FS6211, 6.000%, due 11/1/53	$133,520	$135,848
Series 2023-MA4918, 5.000%, due 2/1/53	1,537,793	1,489,309
Series 2023-MA4919, 5.500%, due 2/1/53	1,679,392	1,662,081
Series 2023-MA4940, 5.000%, due 3/1/53	1,618,318	1,565,693
Series 2023-MA5009, 5.000%, due 5/1/53	2,574,473	2,489,946
Series 2023-MA5020, 5.000%, due 5/1/43	791,231	773,164
Series 2023-MA5139, 6.000%, due 9/1/53	3,831,921	3,865,946
Series 2023-MA5140, 6.500%, due 9/1/53	219,780	225,708
Series 2024-FS7587, 5.500%, due 4/1/54	75,051	74,460
Series 2024-FS8105, 2.000%, due 10/1/52	5,555,881	4,334,441
Series 2024-FS8206, 5.500%, due 6/1/54	576,890	573,648
Series 2024-FS9453, 4.500%, due 8/1/53	300,974	283,821
Series 2024-MA5353, 5.500%, due 5/1/54	229,726	226,956
Fannie Mae REMICS
Series 2016-19 SD, 1.635%, (SOFR30A + 5.99%), due 4/25/46(b)(c)	138,656	10,193
Series 2016-57 SN, 1.585%, (SOFR30A + 5.94%), due 6/25/46(b)(c)	65,689	6,106
Series 2019-32 SB, 1.585%, (SOFR30A + 5.94%), due 6/25/49(b)(c)	55,276	5,196
Series 2019-77 LZ, 3.000%, due 1/25/50	190,173	162,020
Series 2020-63 B, 1.250%, due 9/25/50	9,142	6,649
Series 2021-12 GC, 3.500%, due 7/25/50	85,208	75,527
Series 2021-3 TI, 2.500%, due 2/25/51(c)	1,117,379	181,793
Series 2021-34 MI, 2.500%, due 3/25/51(c)	133,024	17,408
Series 2021-40 SI, 1.485%, (SOFR30A + 5.84%), due 9/25/47(b)(c)	87,941	7,252
Series 2021-8 ID, 3.500%, due 3/25/51(c)	92,198	20,839
Series 2021-95 KI, 2.500%, due 4/25/51(c)	1,035,088	162,498
Series 2022-10 SA, 1.399%, (SOFR30A + 5.75%), due 2/25/52(b)(c)	655,452	83,015
Series 2024-48 SB, 1.549%, (SOFR30A + 5.90%), due 7/25/54(b)(c)	2,508,792	164,211
Series 2024-78 EV, 5.500%, due 10/25/35	457,110	449,585
Freddie Mac Gold Pool
Series 2018-G08831, 4.000%, due 8/1/48	12,245	11,365
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2, 4.680%, due 10/25/31(a)(b)	945,000	939,461
Freddie Mac Pool
Series 2019-QA1451, 3.000%, due 8/1/49	14,694	12,710
Series 2019-RA1780, 4.500%, due 11/1/49	35,333	33,843
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-SD0809, 3.000%, due 1/1/52	$806,258	$693,454
Series 2021-SD8146, 2.000%, due 5/1/51	758,656	594,843
Series 2022-QD8143, 2.000%, due 3/1/52	91,687	71,539
Series 2022-RA6622, 2.500%, due 1/1/52	210,287	173,439
Series 2022-RA7122, 3.500%, due 4/1/52	772,838	688,861
Series 2022-SD8220, 3.000%, due 6/1/52	1,388,702	1,181,713
Series 2022-SD8243, 3.500%, due 9/1/52	2,673,808	2,370,195
Series 2022-SD8277, 5.500%, due 12/1/52	595,910	590,863
Series 2022-SD8290, 6.000%, due 1/1/53	1,115,698	1,125,939
Series 2023-SD3392, 5.500%, due 7/1/53	40,345	40,130
Series 2023-SD3770, 2.500%, due 3/1/52	550,172	452,815
Series 2023-SD3960, 6.000%, due 10/1/53	298,714	302,788
Series 2023-SD4026, 6.000%, due 10/1/53	89,701	90,955
Series 2023-SD4268, 6.000%, due 11/1/53	133,918	136,135
Series 2023-SD4471, 6.500%, due 12/1/53	693,416	716,711
Series 2023-SD8325, 6.000%, due 5/1/53	980,240	989,039
Series 2023-SD8342, 5.500%, due 7/1/53	1,878,436	1,859,143
Series 2023-SD8343, 6.000%, due 7/1/53	83,880	84,723
Series 2023-SD8369, 6.500%, due 10/1/53	34,259	35,163
Series 2024-SD4958, 2.000%, due 6/1/52	3,767,840	2,944,091
Series 2024-SD5040, 5.500%, due 3/1/54	70,479	69,956
Series 2024-SD6766, 5.500%, due 11/1/54	1,267,292	1,253,989
Series 2024-SD6871, 5.500%, due 11/1/54	777,569	770,933
Series 2024-SD8407, 5.000%, due 3/1/54	220,641	213,144
Freddie Mac REMICS
Series 2017-4660, 0.000%, due 1/15/33(d)(e)	165,960	133,689
Series 2017-4710 WZ, 3.500%, due 8/15/47	51,836	46,364
Series 2020-4993 KS, 1.585%, (SOFR30A + 5.94%), due 7/25/50(b)(c)	145,299	17,799
Series 2020-4994 TS, 1.635%, (SOFR30A + 5.99%), due 7/25/50(b)(c)	1,515,427	153,599
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(b)(c)	943,706	17,359
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	735,510	167,139

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	$55,846	$10,566
Series 2020-5041 JE, 1.250%, due 3/25/49	81,323	64,143
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	65,563	11,504
Series 2021-5092 XA, 1.000%, due 1/15/41	107,882	90,650
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	135,657	15,485
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	71,607	13,375
Series 2023-5326 QO, 0.000%, due 9/25/50(d)(e)	450,364	295,420
Series 2023-5328 JY, 0.250%, due 9/25/50	254,455	168,146
Series 2023-5351 DO, 0.000%, due 9/25/53(d)(e)	120,887	97,720
Series 2024-5471 SK, 0.999%, (SOFR30A + 5.35%), due 8/25/54(b)(c)	3,059,864	134,811
Series 2024-5472 SB, 0.999%, (SOFR30A + 5.35%), due 11/25/54(b)(c)	3,962,679	163,820
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 9.265%, (SOFR30A + 4.91%), due 2/25/50(b)	40,000	43,035
Series 2020-DNA6 B1, 7.351%, (SOFR30A + 3.00%), due 12/25/50(b)	440,000	475,664
Series 2020-HQA1 B2, 9.565%, (SOFR30A + 5.21%), due 1/25/50(b)	85,000	93,888
Series 2020-HQA5 B1, 8.351%, (SOFR30A + 4.00%), due 11/25/50(b)	760,000	865,783
Series 2020-HQA5 B2, 11.751%, (SOFR30A + 7.40%), due 11/25/50(b)	465,000	573,767
Series 2021-DNA1 B1, 7.001%, (SOFR30A + 2.65%), due 1/25/51(b)	580,000	616,975
Series 2021-DNA1 B2, 9.101%, (SOFR30A + 4.75%), due 1/25/51(b)	490,000	543,503
Series 2021-DNA2 B1, 7.751%, (SOFR30A + 3.40%), due 8/25/33(b)	90,000	100,490
Series 2021-DNA2 B2, 10.351%, (SOFR30A + 6.00%), due 8/25/33(b)	500,000	610,429
Series 2021-DNA5 B1, 7.401%, (SOFR30A + 3.05%), due 1/25/34(b)	535,000	576,088
Series 2021-DNA5 B2, 9.851%, (SOFR30A + 5.50%), due 1/25/34(b)	500,000	592,019
Series 2021-DNA5 M2, 6.001%, (SOFR30A + 1.65%), due 1/25/34(b)	207,038	208,527
Series 2021-HQA1 B1, 7.351%, (SOFR30A + 3.00%), due 8/25/33(b)	135,000	148,796
Series 2021-HQA1 B2, 9.351%, (SOFR30A + 5.00%), due 8/25/33(b)	845,000	968,899
Series 2021-HQA2 B1, 7.501%, (SOFR30A + 3.15%), due 12/25/33(b)	165,000	183,099
Series 2021-HQA2 B2, 9.801%, (SOFR30A + 5.45%), due 12/25/33(b)	920,000	1,083,059
Series 2021-HQA3 B2, 10.601%, (SOFR30A + 6.25%), due 9/25/41(b)	1,070,000	1,130,639
Series 2021-HQA4 B2, 11.351%, (SOFR30A + 7.00%), due 12/25/41(b)	413,000	443,758
Series 2021-HQA4 M2, 6.701%, (SOFR30A + 2.35%), due 12/25/41(b)	120,000	121,648
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2022-DNA1 B1, 7.751%, (SOFR30A + 3.40%), due 1/25/42(b)	$70,000	$72,253
Series 2022-HQA1 B1, 11.351%, (SOFR30A + 7.00%), due 3/25/42(b)	725,000	798,182
Series 2022-HQA3 M2, 9.701%, (SOFR30A + 5.35%), due 8/25/42(b)	705,000	770,431
Series 2023-HQA3 M2, 7.701%, (SOFR30A + 3.35%), due 11/25/43(b)	385,000	410,197
Series 2024-HQA1 M2, 6.351%, (SOFR30A + 2.00%), due 3/25/44(b)	385,000	390,130
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B, 4.150%, due 8/25/48(a)(b)	698,275	539,906
Freddie Mac STACR Trust
Series 2018-HQA2 B2, 15.465%, (SOFR30A + 11.11%), due 10/25/48(b)	465,000	593,749
Series 2019-FTR1 B2, 12.815%, (SOFR30A + 8.46%), due 1/25/48(b)	385,000	459,637
Series 2019-FTR3 B2, 9.483%, (SOFR30A + 4.91%), due 9/25/47(b)	500,000	542,491
Series 2019-FTR4 B2, 9.465%, (SOFR30A + 5.11%), due 11/25/47(b)	395,000	428,197
Series 2019-HQA3 B2, 11.965%, (SOFR30A + 7.61%), due 9/25/49(b)	720,000	817,429
Freddie Mac Strips
Series 2006-240, 0.000%, due 7/15/36(d)(e)	37,029	32,209
Series 2007-246, 0.000%, due 5/15/37(d)(e)	53,874	44,008
Series 2012-272, 0.000%, due 8/15/42(d)(e)	159,892	119,496
Series 2013-311, 0.000%, due 8/15/43(d)(e)	176,379	127,533
Series 2013-311 S1, 1.429%, (SOFR30A + 5.84%), due 8/15/43(b)(c)	1,280,031	112,824
Series 2023-402, 0.000%, due 9/25/53(d)(e)	102,849	83,516
Ginnie Mae Strip
Series 2004-1 1, 0.000%, due 7/20/34(d)(e)	18,300	15,335
Government National Mortgage Association
Series 2010-151 KO, 0.000%, due 6/16/37(d)(e)	301,519	262,411
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(b)	28,601	25,277
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(b)	28,979	25,598
Series 2019-159 P, 2.500%, due 9/20/49	137,734	117,450
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(b)	27,835	24,483
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(b)	629,674	554,297
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(b)	46,005	40,130
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(b)(c)	126,514	676
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(b)(c)	169,688	1,321
Series 2020-146 SA, 1.887%, (TSFR1M + 6.19%), due 10/20/50(b)(c)	139,436	17,547

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2020-166 CA, 1.000%, due 11/20/50	$335,991	$242,839
Series 2020-167 SN, 1.887%, (TSFR1M + 6.19%), due 11/20/50(b)(c)	476,543	61,763
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(c)	2,114,685	152,466
Series 2020-177 IO, 0.820%, due 6/16/62(a)(b)(c)	240,715	14,625
Series 2020-189 SU, 1.887%, (TSFR1M + 6.19%), due 12/20/50(b)(c)	391,741	52,130
Series 2020-34 SC, 1.637%, (TSFR1M + 5.94%), due 3/20/50(b)(c)	85,496	9,573
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(b)	415,233	367,260
Series 2021-1 IT, 3.000%, due 1/20/51(c)	93,229	15,858
Series 2021-1 PI, 2.500%, due 12/20/50(c)	72,277	8,906
Series 2021-122 HS, 1.887%, (TSFR1M + 6.19%), due 7/20/51(b)(c)	1,043,089	124,355
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(b)	470,109	383,131
Series 2021-16 AS, (TSFR1M + 2.64%), due 1/20/51(b)(c)	2,234,477	8,394
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(b)(c)	5,044,545	39,586
Series 2021-179 SA, 1.887%, (TSFR1M + 6.19%), due 11/20/50(b)(c)	1,089,189	135,733
Series 2021-188 IO, 2.500%, due 10/20/51(c)	1,237,610	197,347
Series 2021-195 B, 1.500%, due 8/16/63	1,520,000	635,816
Series 2021-205 GA, 2.000%, due 11/20/51	146,615	117,780
Series 2021-226 SA, (SOFR30A + 1.70%), due 12/20/51(b)(c)	1,531,237	1,881
Series 2021-29 AS, (SOFR30A + 2.70%), due 2/20/51(b)(c)	255,525	2,622
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	364,894	24,624
Series 2021-57 SA, 1.887%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	1,777,028	210,007
Series 2021-57 SD, 1.887%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	2,518,676	297,299
Series 2021-67 PI, 3.000%, due 4/20/51(c)	87,306	14,568
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(b)	402,212	355,230
Series 2021-96 JS, 1.937%, (TSFR1M + 6.24%), due 6/20/51(b)(c)	1,195,578	156,219
Series 2021-97 SM, 1.887%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	116,071	15,658
Series 2021-98 IN, 3.000%, due 6/20/51(c)	80,972	14,284
Series 2022-1 CF, 2.500%, (SOFR30A + 0.80%), due 1/20/52(b)	251,981	206,256
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,128,094	128,343
Series 2022-101 SB, (SOFR30A + 3.30%), due 6/20/52(b)(c)	1,167,572	6,788
Series 2022-107 SA, (SOFR30A + 3.47%), due 6/20/52(b)(c)	5,881,937	68,893
Series 2022-113 Z, 2.000%, due 9/16/61	42,119	21,856
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2022-137 S, 1.887%, (TSFR1M + 6.19%), due 7/20/51(b)(c)	$1,305,061	$158,143
Series 2022-185 DI, 1.022%, due 10/16/65(a)(b)(c)	883,908	63,776
Series 2022-78 S, (SOFR30A + 3.70%), due 4/20/52(b)(c)	137,563	1,666
Series 2022-87 SA, (SOFR30A + 3.30%), due 5/20/52(b)(c)	2,325,890	13,522
Series 2023-1 HD, 3.500%, due 1/20/52	185,508	164,241
Series 2023-101 KO, 0.000%, due 1/20/51(d)(e)	111,952	74,435
Series 2023-159 CI, 0.952%, due 7/16/65(a)(b)(c)	1,921,318	144,308
Series 2023-172 IO, 1.381%, due 2/16/66(a)(b)(c)	2,268,542	218,436
Series 2023-19 CI, 3.000%, due 11/20/51(c)	1,068,887	175,378
Series 2023-194 CI, 0.834%, due 10/16/65(a)(b)(c)	1,520,808	100,593
Series 2023-26 L, 3.800%, due 4/16/65(a)(b)	180,000	132,845
Series 2023-53, 0.000%, due 4/20/53(d)(e)	300,197	229,937
Series 2023-59 YC, 6.974%, due 9/20/51(a)(b)	68,833	73,175
Series 2023-60 ES, 2.454%, (SOFR30A + 11.20%), due 4/20/53(b)	67,102	61,534
Series 2023-63 MA, 3.500%, due 5/20/50	182,797	163,813
Series 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	83,773	66,170
Series 2023-80 SA, 0.877%, (SOFR30A + 5.25%), due 6/20/53(b)(c)	2,431,002	73,842
Series 2023-86 SE, 2.277%, (SOFR30A + 6.65%), due 9/20/50(b)(c)	758,155	108,413
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	265,000	191,939
Series 2024-51 SX, 0.827%, (SOFR30A + 5.20%), due 3/20/54(b)(c)	4,339,862	156,837
Seasoned Loans Structured Transaction Series
Series 2018-1 A1, 3.500%, due 6/25/28	50,690	48,878
		75,649,644
Total U.S. Government & Federal Agencies
(Cost $76,232,992)		75,649,644

	Shares	Value
Collateralized Loan Obligations — 2.1%
AGL CLO 32 Ltd., (Cayman Islands), Class Series 2024-32A A1, 5.67%(b)	250,000	252,448
AGL CLO 35 Ltd., (Cayman Islands), Class Series 2024-35A A2, 6.06%(b)	250,000	251,094
AIMCO CLO Series, (Cayman Islands), Class Series 2018-AA B1R, 6.17%(b)	300,000	302,258
Apidos CLO LI Ltd., (Jersey), Class Series 2024-51A B, 5.85%(b)	250,000	250,126
Apidos CLO XVIII-R, (Cayman Islands), Class Series 2018-18A BR2, 6.07%(b)	380,000	382,785
Bain Capital Credit CLO Ltd., (Cayman Islands), Class Series 2021-6A DR, 7.24%(b)	250,000	253,190

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Collateralized Loan Obligations (continued)

Golub Capital Partners CLO 76 B Ltd., (Jersey), Class Series 2024-76A A1, 6.11%(b)	250,000	$252,220
OCP CLO Ltd., (Cayman Islands), Class Series 2017-14A A1R, 5.66%(b)	250,000	251,734
Regatta 30 Funding Ltd., (Cayman Islands), Class Series 2024-4A B, 5.96%(b)	300,000	301,952
Regatta XI Funding Ltd., (Cayman Islands), Class Series 2018-1A AR, 5.70%(b)	250,000	251,507
Signal Peak CLO 12 Ltd., (Jersey), Class Series 2022-12A A1R, 5.69%(b)	250,000	252,065
Texas Debt Capital CLO Ltd., (Cayman Islands), Class Series 2024-2A B, 6.10%(b)	250,000	252,306

Total Collateralized Loan Obligations
(Cost $3,230,000)		3,253,685

Short-Term Investment — 1.3%

Money Market Fund — 1.3%
Dreyfus Treasury Obligations Cash Management Fund, 4.01%(f)
(Cost $2,057,993)	2,057,993	2,057,993

Total Investments — 99.7% (Cost $155,873,063)		156,189,310
Other Assets and Liabilities, Net — 0.3%		487,753
Net Assets — 100.0%		$156,677,063

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2025.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Reflects the 7-day yield at January 31, 2025.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

1

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2025 (unaudited)

Open futures contracts outstanding at January 31, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	March 2025	265	$29,232,427	$28,843,594	$(388,833)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	March 2025	99	10,606,629	10,532,672	(73,957)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2025	(7)	(836,491)	(797,344)	39,147
						$(423,643)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $603,790 at January 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Collateralized Loan Obligations	$—	$3,253,685	$—	$3,253,685
Collateralized Mortgage Obligations	—	24,500,799	—	24,500,799
Commercial Asset-Backed Securities	—	21,055,377	—	21,055,377
Commercial Mortgage-Backed Securities	—	29,671,812	—	29,671,812
U.S. Government & Federal Agencies	—	75,649,644	—	75,649,644
Short-Term Investment:
Money Market Fund	2,057,993	—	—	2,057,993
Total Investments in Securities	2,057,993	154,131,317	—	156,189,310
Other Financial Instruments:(h)
Futures Contracts	39,147	—	—	39,147
Total Investments in Securities and Other Financial Instruments	$2,097,140	$154,131,317	$—	$156,228,457
Liability Valuation Inputs
Other Financial Instruments:(h)
Futures Contracts	$(462,790)	$—	$—	$(462,790)

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.